Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Adjusted profit before tax and balance sheet data
By operating segment:

Adjusted profit/(loss) before tax
	Half-year to 30 Jun 2022
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	1,254	734	110	626	654	(69)	3,309
– of which: net interest income/(expense)	(69)	351	75	387	294	(47)	991
Change in expected credit losses and other credit impairment charges	1	(159)	—	(23)	(5)	(1)	(187)
Net operating income/(expense)	1,255	575	110	603	649	(70)	3,122
Total operating expenses	(970)	(456)	(145)	(296)	(465)	(59)	(2,391)
Operating profit/(loss)	285	119	(35)	307	184	(129)	731
Share of loss in associates and joint ventures	—	—	—	—	—	(21)	(21)
Adjusted profit/(loss) before tax	285	119	(35)	307	184	(150)	710
	%	%	%	%	%		%
Adjusted cost efficiency ratio	77.3	62.2	131.2	47.3	71.1		72.3

	Half-year to 30 Jun 2021
Net operating income before change in expected credit losses and other credit impairment charges[1]	1,124	678	330	555	713	—	3,400
– of which: net interest income/(expense)	(106)	275	95	317	293	(14)	860
Change in expected credit losses and other credit impairment charges	2	58	5	(1)	9	(2)	71
Net operating income/(expense)	1,126	736	335	554	722	(2)	3,471
Total operating expenses	(1,051)	(462)	(194)	(343)	(503)	(36)	(2,589)
Operating profit/(loss)	75	274	141	211	219	(38)	882
Share of profit in associates and joint ventures	—	—	—	—	—	108	108
Adjusted profit before tax	75	274	141	211	219	70	990
	%	%	%	%	%		%
Adjusted cost efficiency ratio	93.5	68.2	58.6	61.8	70.5		76.1

	Half-year to 31 Dec 2021
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	931	689	249	540	562	(41)	2,930
– of which: net interest income/(expense)	(126)	293	129	332	274	(8)	894
Change in expected credit losses and other credit impairment charges	(1)	82	—	8	14	—	103
Net operating income/(expense)	930	771	249	548	576	(41)	3,033
Total operating expenses	(1,013)	(456)	(291)	(269)	(472)	(28)	(2,529)
Operating (loss)/profit	(83)	315	(42)	279	104	(69)	504
Share of profit in associates and joint ventures	—	—	—	—	—	83	83
Adjusted (loss)/profit before tax	(83)	315	(42)	279	104	14	587
	%	%	%	%	%		%
Adjusted cost efficiency ratio	108.8	66.2	116.9	49.8	84.0		86.3
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reported external net operating income by country
Reported external net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun	30 Jun	31 Dec
	2022	2021	2021
	£m	£m	£m
Reported external net operating income by country[1]	3,122	3,357	2,763
– United Kingdom	1,639	1,634	1,303
– France	919	941	736
– Germany	373	490	397
– Other countries	191	292	327

Reconciliation of reported and adjusted items

Adjusted results reconciliation
	Half-year to
	30 Jun			30 Jun			31 Dec
	2022			2021			2021
	Adjusted	Significant items	Reported	Adjusted	Significant items	Reported	Adjusted	Significant items	Reported
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Revenue[1]	3,309	(187)	3,122	3,400	(43)	3,357	2,930	(167)	2,763
ECL	(187)	—	(187)	71	—	71	103	—	103
Operating expenses	(2,391)	(196)	(2,587)	(2,589)	(132)	(2,721)	(2,529)	(212)	(2,741)
Share of profit/(loss) in associates and joint ventures	(21)	—	(21)	108	—	108	83	—	83
Profit/(loss) before tax	710	(383)	327	990	(175)	815	587	(379)	208
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted profit reconciliation
	Half-year to
	30 Jun	30 Jun	31 Dec
	2022	2021	2021
	£m	£m	£m
Adjusted profit before tax	710	990	587
Significant items	(383)	(175)	(379)
– fair value movements on financial instruments[1]	49	(4)	(1)
– European restructurings	(256)	(12)	(11)
– restructuring and other related costs	(176)	(159)	(367)
Reported profit before tax	327	815	208

1    Includes fair value movements on non-qualifying hedges and debit valuation adjustments on derivatives.

Balance sheet by business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
30 Jun 2022
Loans and advances to customers	3,042	36,611	140	25,107	29,648	292	94,840
Customer accounts	43,993	79,888	2,803	52,971	45,144	192	224,991
31 Dec 2021
Loans and advances to customers	2,016	37,685	197	23,529	27,574	176	91,177
Customer accounts	34,243	74,179	4,355	50,297	41,939	228	205,241